SPONSORSHIPS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
SPONSORSHIPS

NOTE 13 – SPONSORSHIPS

On May 1, 2019, the Company entered into a sponsorship agreement with Ryan Dodd, a professional waterski jumper (the “Dodd Agreement”), whereby the Company agreed to pay monthly sponsorship fees of $1,250 for one year. On May 23, 2019, the Company issued Mr. Dodd 262,500 shares of Common Stock. At the date of issuance, the shares of Common Stock had a fair market value of $0.131 per share based on the closing price of the Common Stock on the date of issuance as reported by the OTCM, representing $34,388 as payment for the Company’s sponsorship. The Dodd Agreement was extended in January 2020 for an additional one-year term. On April 3, 2020, the Company issued 85,000 shares of the Common Stock to Ryan Dodd pursuant to the Dodd Agreement. At the date of issuance, the per-share fair market value was $0.0315 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance, representing a payment of $2,578 for sponsorship fees.

NOTE 12 – SPONSORSHIPS

On May 1, 2019, the Company entered into a sponsorship agreement with Ryan Dodd, a professional waterski jumper (the “Dodd Agreement”), and, in connection therewith, issued him 262,500 shares of Common Stock on May 23, 2019. At the date of issuance, the shares of Common Stock had a fair market value of $0.131 per share based on the closing price of the Common Stock on the date of issuance as reported by the OTCM, representing $34,388 as payment for the Company’s sponsorship. The Dodd Agreement provides for monthly sponsorship fees of $1,250 for an initial term of one-year, which was extended by the parties for an additional one-year term.